Long-term debt (Details Narrative) - CAD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2021
Long term loans [member]
IfrsStatementLineItems [Line Items]
Percentage of bankers acceptance interest rate		1.98%
Percentage of annual interest rate		4.75%
Interest expense on long term loans		$ 2,819	$ 2,661	$ 153
Fair value change loss		$ 109	$ 1,340	137
Long term loans [member] | Loan frem SFF aquisition [member]
IfrsStatementLineItems [Line Items]
Loans Maturity		with remaining terms of 0 to 14 years maturing between 2026 and 2040.
Construction loan [member]
IfrsStatementLineItems [Line Items]
Percentage of bankers acceptance interest rate	7.67%
Loan amount	$ 1,696
Transaction costs	$ 36
Construction loan [member] | Credit agreement [member]
IfrsStatementLineItems [Line Items]
Percentage of bankers acceptance interest rate			5.085%
Advance amount			$ 10,091
Fee amount		$ 92	814
Change in fair value		179
Loan amount		11,255
Transaction costs		156
Highly affected sectors credit availability program [member]
IfrsStatementLineItems [Line Items]
Loans					$ 1,000
Percentage of annual bank rate					4.00%
Interest paid		$ 25	$ 28	$ 32
Bottom of range [member] | Long term loans [member]
IfrsStatementLineItems [Line Items]
Percentage of bankers acceptance interest rate		1.56%
Bottom of range [member] | Long term loans [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Percentage of bankers acceptance interest rate		4.45%
Top of range [member] | Long term loans [member]
IfrsStatementLineItems [Line Items]
Percentage of bankers acceptance interest rate		3.34%
Top of range [member] | Long term loans [member] | Fixed interest rate [member]
IfrsStatementLineItems [Line Items]
Percentage of bankers acceptance interest rate		6.06%